Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Schedule of of lease liabilities

	12-31-2020		12-31-2019
	Current ThUS$	Non-Current ThUS$	Current ThUS$	Non-Current ThUS$
Lease liability	51,495	91,070	81,644	108,625
Total	51,495	91,070	81,644	108,625

Schedule of individualization of lease liabilities

Individualization of Lease Liabilities

									December 31, 2020
									Current			Non-Current
Taxpayer			Taxpayer				Nominal Interest	Maturity	Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
ID No.	Company	Country	ID No.	Company	Country	Currency	Rate		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Codensa	Colombia	Foreign	MAREAUTO COLOMBIA SAS	Colombia	COP	12,94%	Monthly	68	10	78	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	TRANSPORTES ESPECIALES ALIADOS S.A.S	Colombia	COP	12,50%	Monthly	75	130	205	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	PATRIMONIOS AUTONOMOS FIDUCIARIA BO	Colombia	COP	7,44%	Monthly	82	—	82	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	ANA MARIA RESTREPO PEREA	Colombia	COP	7,44%	Monthly	19	46	65	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	MARIA VICTORIA RESTREPO DE MARTINEZ	Colombia	COP	7,44%	Monthly	19	46	65	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	LONDONO DE ARENAS MARIA DEL PILAR	Colombia	COP	7,44%	Monthly	15	34	49	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	MARTINEZ ISAACS ROBERTO EDUARDO	Colombia	COP	7,44%	Monthly	5	11	16	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	PATRIMONIOS AUTONOMOS FIDUCIARIA BO	Colombia	COP	7,44%	Monthly	24	—	24	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	PATRIMONIOS AUTONOMOS FIDUCIARIA BO	Colombia	COP	7,93%	Monthly	129	304	433	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	PATRIMONIOS AUTONOMOS FIDUCIARIA BO	Colombia	COP	4,20%	Monthly	102	240	342	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	CALDWELL MANAGEMENT SAS	Colombia	COP	7,56%	Monthly	54	109	163	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	CASTRO OCHOA LUIS ANTONIO	Colombia	COP	7,71%	Monthly	12	—	12	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	SITUANDO LTDA	Colombia	COP	7,56%	Monthly	37	12	49	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	JULIO ALBERTO FLECHAS VEGA	Colombia	COP	7,44%	Monthly	7	21	28	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	PAEZ RUIZ Y ASOCIADOS LTDA	Colombia	COP	7,60%	Monthly	15	45	60	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	ACCI S.A.S	Colombia	COP	7,99%	Monthly	51	32	83	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	SITUANDO LTDA	Colombia	COP	4,20%	Monthly	21	—	21	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	CONSTRUCCIONES E INVERSIONES	Colombia	COP	7,80%	Monthly	14	9	23	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	CANALES ANDRADE Y CIA SAS	Colombia	COP	7,57%	Monthly	26	52	78	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	MERCURIO CENTRO COMERCIAL	Colombia	COP	7,57%	Monthly	1	3	4	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	MUNOZ HERMANOS FYN Y COMPAN A SAS	Colombia	COP	7,87%	Monthly	6	18	24	26	28	—	—	—	54
Foreign	Codensa	Colombia	Foreign	MUNOZ HERMANOS FYN Y COMPAN A SAS	Colombia	COP	7,87%	Monthly	6	17	23	24	26	—	—	—	50
Foreign	Codensa	Colombia	Foreign	E Y D Y COMPAÑIA S.C	Colombia	COP	4,20%	Monthly	2	5	7	5	—	—	—	—	5
Foreign	Codensa	Colombia	Foreign	INTERCOLOMBIA S.A. E.S.P.	Colombia	COP	7,88%	Monthly	13	15	28	26	28	30	33	942	1,059
Foreign	Codensa	Colombia	Foreign	C.I. ALLIANCE S.A.	Colombia	COP	7,50%	Monthly	95	224	319	254	273	294	316	4,802	5,939
Foreign	Codensa	Colombia	Foreign	TERRAPUERTO SAS	Colombia	COP	7,50%	Monthly	67	113	180	178	192	206	221	3,368	4,165
Foreign	Codensa	Colombia	Foreign	COMPAÑIA GENERAL DE	Colombia	COP	7,50%	Monthly	57	107	164	152	163	176	189	2,904	3,584
Foreign	Codensa	Colombia	Foreign	MINISTERIO DEFENSA NAL EJERCITO NAC	Colombia	COP	7,72%	Monthly	95	56	151	51	—	—	—	—	51
Foreign	Codensa	Colombia	Foreign	NEARDENTAL SAS	Colombia	COP	7,40%	Monthly	16	—	16	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	TRANSPORTES ESPECIALES FSG	Colombia	COP	7,10%	Monthly	7	17	24	2	—	—	—	—	2
Foreign	Codensa	Colombia	Foreign	ALD AUTOMOTIVE	Colombia	COP	9,25%	Monthly	1	3	4	4	5	5	—	—	14
Foreign	Codensa	Colombia	Foreign	ALD AUTOMOTIVE	Colombia	COP	9,25%	Monthly	2	4	6	5	6	6	—	—	17
Foreign	Codensa	Colombia	Foreign	ALD AUTOMOTIVE	Colombia	COP	9,25%	Monthly	3	6	9	9	10	10	—	—	29
Foreign	Codensa	Colombia	Foreign	ALD AUTOMOTIVE	Colombia	COP	9,25%	Monthly	2	4	6	6	6	6	—	—	18
Foreign	Codensa	Colombia	Foreign	ALD AUTOMOTIVE	Colombia	COP	9,25%	Monthly	2	4	6	5	6	6	—	—	17
Foreign	Codensa	Colombia	Foreign	ALD AUTOMOTIVE	Colombia	COP	9,25%	Monthly	2	4	6	5	6	6	—	—	17
Foreign	Codensa	Colombia	Foreign	ALD AUTOMOTIVE	Colombia	COP	9,25%	Monthly	2	3	5	5	5	5	—	—	15
Foreign	Codensa	Colombia	Foreign	ALD AUTOMOTIVE	Colombia	COP	9,25%	Monthly	2	4	6	6	6	6	—	—	18
Foreign	Codensa	Colombia	Foreign	ALD AUTOMOTIVE	Colombia	COP	9,25%	Monthly	2	4	6	6	6	6	—	—	18
Foreign	Codensa	Colombia	Foreign	ALD AUTOMOTIVE	Colombia	COP	9,25%	Monthly	2	4	6	6	6	6	—	—	18
Foreign	Codensa	Colombia	Foreign	ALD AUTOMOTIVE	Colombia	COP	9,25%	Monthly	1	3	4	4	4	4	—	—	12
Foreign	Codensa	Colombia	Foreign	ALD AUTOMOTIVE	Colombia	COP	9,25%	Monthly	2	4	6	6	6	6	—	—	18
Foreign	Codensa	Colombia	Foreign	AMERICAS BUSINESS PROCESS SERVICES	Colombia	COP	7,59%	Monthly	9	23	32	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	AMERICAS BUSINESS PROCESS SERVICES	Colombia	COP	7,59%	Monthly	22	60	82	—	—	—	—	—	—
Foreign	Enel Distribución Perú S.A.	Peru	Foreign	BANCO INTERBANK DEL PERU	Peru	PEN	6,24%	Quarterly	617	1,863	2,480	2,620	—	—	—	—	2,620
Foreign	Enel Distribución Perú S.A.	Peru	Foreign	BANCO INTERBANK DEL PERU	Peru	PEN	5,54%	Quarterly	99	298	397	311	106	—	—	—	417
Foreign	Enel Distribución Perú S.A.	Peru	Foreign	BANCO CONTINENTAL	Peru	PEN	4,37%	Quarterly	1,758	5,328	7,086	7,374	1,893	—	—	—	9,267
Foreign	Enel Distribución Perú S.A.	Peru	Foreign	BANCO CONTINENTAL	Peru	PEN	1,61%	Quarterly	—	95	95	382	95	—	—	—	477
Foreign	Enel Distribución Perú S.A.	Peru	Foreign	BUILDINGINMUEBLES PANAMERICANA S.A.	Peru	PEN	5,19%	Monthly	54	164	218	229	240	253	87	—	809
Foreign	Enel Distribución Perú S.A.	Peru	Foreign	BUILDINGMZ-INMOBILIARIA & DESARROLLADORA S.A.	Peru	PEN	4,65%	Monthly	11	—	11	—	—	—	—	—	—
Foreign	Enel Distribución Perú S.A.	Peru	Foreign	RENTAEQUIPOS LEASING PERU S.A.	Peru	US$	4,70%	Monthly	26	75	101	107	—	—	—	—	107
Foreign	Enel Distribución Perú S.A.	Peru	Foreign	CORP MG	Peru	US$	2,27%	Monthly	1	766	767	1,697	1,697	1,697	1,697	7,777	14,565
Foreign	Enel Distribución Perú S.A.	Peru	Foreign	SOVI INVERSIONES S.A.C.	Peru	US$	3,19%	Monthly	22	102	124	93	93	46	—	—	232
Foreign	Enel Generación Piura S.A.	Peru	Foreign	SCOTIABANK PERU	Peru	US$	3,70%	Quarterly	2,418	7,268	9,686	2,397	—	—	—	—	2,397
Foreign	Enel Generación Piura S.A.	Peru	Foreign	BANCO DE CREDITO DEL PERU	Peru	US$	3,63%	Quarterly	627	628	1,255	—	—	—	—	—	—
Foreign	Enel Generación Piura S.A.	Peru	Foreign	BBVA CONTINENTAL	Peru	US$	2,84%	Quarterly	—	1,432	1,432	1,463	—	—	—	—	1,463
Foreign	Enel Generación Piura S.A.	Peru	Foreign	RENTING S.A.C.	Peru	PEN	7,57%	Monthly	8	11	19	—	—	—	—	—	—
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	AVIS MAREAUTO COLOMBIA S.A.S	Colombia	COP	7,47%	Monthly	8	6	14	—	—	—	—	—	—
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	COMPAÑÍA NAVIERA DEL GUAVIO LTDA.	Colombia	COP	5,72%	Monthly	52	156	208	72	—	—	—	—	72
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	PATRIMONIOS AUTONOMOS	Colombia	COP	7,93%	Monthly	69	164	233	—	—	—	—	—	—
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	TRANSPORTES ESPECIALES FSG	Colombia	COP	7,10%	Monthly	208	632	840	72	—	—	—	—	72
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	CALDWELL MANAGEMENT SAS	Colombia	COP	7,56%	Monthly	55	112	167	—	—	—	—	—	—
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	AVIS Mareauto Colombia S.A.S	Colombia	COP	13,30%	Monthly	5	17	22	2	—	—	—	—	2
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	AVIS MAREAUTO COLOMBIA S.A.S	Colombia	COP	14,08%	Monthly	—	1	1	6	1	—	—	—	7
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	NEARDENTAL S.A.S	Colombia	COP	7,40%	Monthly	7	—	7	—	—	—	—	—	—
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	GESTIÓN INMOBILIARIA MIC S.A.S	Colombia	COP	7,48%	Monthly	2	—	2	—	—	—	—	—	—
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	EMPRESA INMOBILIARIA DE CUNDINAMARCA	Colombia	COP	6,90%	Monthly	13	4	17	—	—	—	—	—	—
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	PAOLA ANDREA LONDOÑO	Colombia	COP	8,18%	Monthly	3	9	12	3	—	—	—	—	3
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	ALD AUTOMOTIVE	Colombia	COP	9,25%	Monthly	106	162	268	209	121	28	—	—	358
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	CASTELLO BRANCO OFFICE PARK - FUNDO DE INVESTIMENTO IMOBILIÁRIO (50%) / CSHG REAL ESTATE - FUNDO DE INVESTIMENTO IMOBILIÁRIO (50%)	Brazil	BRL	10,55%	Monthly	622	1,040	1,662	1,515	1,674	1,851	2,046	2,461	9,547
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	MICHEL ESPER SAAD JUNIOR / SELMA MICHEL SAAD / DORA SAAD	Brazil	BRL	6,66%	Monthly	75	160	235	226	119	—	—	—	345
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	SIFONT - COMÉRCIO DE PRODUTOS ADESIVOS LTDA - PPE / DAISAN CONSULTORIA E NEGÓCIOS IMOBILIÁRIOS LTDA	Brazil	BRL	8,22%	Monthly	22	45	67	62	65	70	76	20	293
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	GABRIEL CHUCAIR / SANDRA REGINA MARQUES PEREIRA CHUCAIR / EDUARDO CHUCAIR / MAURÍCIO CHUCAIR	Brazil	BRL	2,42%	Monthly	11	—	11	—	—	—	—	—	—
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	JOAQUIM VICENTE MARTINS / MARIA FERNANDA DOS SANTOS MARTINS	Brazil	BRL	4,44%	Monthly	28	53	81	12	—	—	—	—	12
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	DINARTEK ADMINISTRAÇÃO E PARTICIPAÇÃO	Brazil	BRL	4,44%	Monthly	18	40	58	—	—	—	—	—	—
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	LUIZ ROBERTO GIL CONSULTORIA	Brazil	BRL	6,66%	Monthly	9	16	25	23	23	—	—	—	46
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	RECOLOR MERCANTIL LTDA	Brazil	BRL	5,37%	Monthly	18	41	59	28	—	—	—	—	28
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	FADL IBRAHIM MADJOUB / WADAD ABDUL MANDJOUB	Brazil	BRL	5,83%	Monthly	13	29	42	40	3	—	—	—	43
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	ROGERIO PEREIRA DA SILVA / SIMONE DA SILVA	Brazil	BRL	5,83%	Monthly	11	22	33	31	—	—	—	—	31
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	CONSTRUTORA AVILA DE AZEVEDO EIRELI	Brazil	BRL	5,28%	Monthly	3	7	10	6	—	—	—	—	6
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	FABIO HIROYUKI OGAWA / MÔNICA HITOMI KONDO	Brazil	BRL	3,33%	Monthly	3	2	5	—	—	—	—	—	—
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	SERGIO PEREIRA LEITE	Brazil	BRL	9,34%	Monthly	3	3	6	—	—	—	—	—	—
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	JOSÉ CARLOS RIBEIRO / ANA CLÁUDIA LAPORTE RIBEIRO	Brazil	BRL	4,92%	Monthly	1	3	4	3	—	—	—	—	3
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	M.O. INCORPORAÇÕES & PARTICIPAÇÕES LTDA.	Brazil	BRL	5,28%	Monthly	1	3	4	2	—	—	—	—	2
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	EMILIANA RIBEIRO / SUZANA APARECIDA RIBEIRO / VICTOR JESUS RIBEIRO / JOSEPH AUGUSTO RIBEIRO	Brazil	BRL	3,33%	Monthly	3	2	5	—	—	—	—	—	—
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	LOURIVAL ASSUNÇÃO DE ABREU	Brazil	BRL	5,28%	Monthly	2	5	7	5	—	—	—	—	5
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	DHL LOGISTICS LTDA	Brazil	BRL	10,32%	Monthly	85	183	268	266	242	—	—	—	508
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	JSL LOCAÇÕES LTDA	Brazil	BRL	8,97%	Monthly	6	—	6	—	—	—	—	—	—
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	CSC COMPUTER SCIENCES BRASIL S.A.	Brazil	BRL	8,97%	Monthly	28	—	28	—	—	—	—	—	—
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	DIRCE GONÇALVES GOMES	Brazil	BRL	7,41%	Monthly	10	20	30	28	30	18	—	—	76
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	FRANCISCO FREXOSO SALAZAR	Brazil	BRL	7,41%	Monthly	7	12	19	17	18	11	—	—	46
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	DARCIO ANTONIO LEARDINI / RITA DE CASSIA PONTIERI LEARDINI / VINICIUS LEARDINI / PATRICIA LEARDINI SOUZA / MURILO LEARDINI	Brazil	BRL	7,35%	Monthly	7	13	20	19	20	11	—	—	50
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	JOSÉ HENRIQUE DOS SANTOS SOUSA / JOSÉ ANTUNES GOMES DE SOUSA	Brazil	BRL	6,93%	Monthly	1	3	4	4	4	1	—	—	9
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	MARIA ANGELA RODRIGUES LODO MOTA	Brazil	BRL	7,35%	Monthly	1	2	3	3	3	2	—	—	8
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	HONÓRIO PEREIRA DOMINGUES	Brazil	BRL	7,41%	Monthly	1	2	3	3	3	2	—	—	8
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	EDNEIA DE SOUZA SOARES	Brazil	BRL	7,41%	Monthly	1	2	3	3	3	1	—	—	7
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	MADALENA OLIVEIRA DA SILVA / RENAN OLIVEIRA SILVA / SULIVAN OLIVEIRA SILVA	Brazil	BRL	7,35%	Monthly	1	2	3	4	4	2	—	—	10
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	ADAQUIR PRISCO	Brazil	BRL	7,82%	Monthly	2	3	5	5	5	3	—	—	13
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	NEWTON PEREIRA DA SILVA	Brazil	BRL	6,93%	Monthly	2	5	7	7	7	2	—	—	16
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	DALMAS PARTICIPAÇÕES LTDA.	Brazil	BRL	8,02%	Monthly	5	9	14	13	14	9	—	—	36
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	ACG PROJETOS & DECORAÇÕES LTDA	Brazil	BRL	11,25%	Monthly	3	6	9	8	9	7	—	—	24
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	ADA MARIA VASONE / OLGA MARIA VASONE DE CASTRO CONDE / PATRICIA MARIA VASONE SPINGOLA / ARMANDO VASONE FILHO	Brazil	BRL	7,82%	Monthly	9	18	27	26	28	2	—	—	56
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	FUNDAÇÃO PADRE ANCHIETA - CENTRO PAULISTA DE RÁDIO TV EDUCATIVAS	Brazil	BRL	7,82%	Monthly	121	127	248	181	162	—	—	—	343
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	RUJO CONSTRUÇÕES E EMPREENDIMENTOS IMOBILIÁRIOS LTDA	Brazil	BRL	7,41%	Monthly	11	22	33	32	34	18	—	—	84
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	TIVIT TERCEIRIZAÇÃO DE PROCESSOS, SERVIÇOS E TECNOLOGIA S.A.	Brazil	BRL	8,93%	Monthly	776	—	776	—	—	—	—	—	—
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE	Brazil	BRL	2,42%	Monthly	527	—	527	—	—	—	—	—	—
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS	Brazil	BRL	5,83%	Monthly	85	189	274	153	—	—	—	—	153
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	ITAPOAM ADMINISTRADORA DE BENS LTDA	Brazil	BRL	9,87%	Monthly	67	86	153	124	137	151	138	—	550
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	JSL	Brazil	BRL	9,45%	Monthly	1,228	1,641	2,869	2,368	2,592	2,836	3,104	3,207	14,107
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	MAESTRO	Brazil	BRL	7,28%	Monthly	133	413	546	586	309	—	—	—	895
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	VAMOS	Brazil	BRL	7,28%	Monthly	202	629	831	892	311	—	—	—	1,203
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	DHL	Brazil	BRL	13,39%	Monthly	69	294	363	252	305	—	—	—	557
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	AGASUS	Brazil	BRL	6,57%	Monthly	505	902	1,407	520	—	—	—	—	520
Foreign	Enel Generación Perú S.A.	Peru	Foreign	BBVA	Peru	US$	2,81%	Quarterly	2,233	4,529	6,762	—	—	—	—	—	—
Foreign	Enel Generación Perú S.A.	Peru	Foreign	BBVA	Peru	PEN	1,59%	Quarterly	—	45	45	181	45	—	—	—	226
Foreign	Enel Generación Perú S.A.	Peru	Foreign	RENTAEQUIPOS LEASING PERU S.A.	Peru	US$	4,12%	Monthly	3	3	6	—	—	—	—	—	—
Foreign	Enel Generación Perú S.A.	Peru	Foreign	ELIAS MARCELO LAOS HUAMAN	Peru	US$	2,23%	Quarterly	6	14	20	—	—	—	—	—	—
Foreign	Enel Generación Perú S.A.	Peru	Foreign	RENTING S.A.C.	Peru	PEN	5,45%	Monthly	2	3	5	—	—	—	—	—	—
Foreign	Enel Generación Perú S.A.	Peru	Foreign	RENTAEQUIPOS LEASING PERU S.A.	Peru	US$	4,51%	Monthly	7	21	28	26	—	—	—	—	26
Foreign	Enel Generación Perú S.A.	Peru	Foreign	RENTAEQUIPOS LEASING PERU S.A.	Peru	US$	2,23%	Monthly	—	362	362	802	802	802	802	3,674	6,882
Foreign	EGP Cachoeira Dourada S.A.	Brazil	Foreign	FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS	Brazil	BRL	12,42%	Monthly	12	36	48	31	—	—	—	—	31
Foreign	ENEL BRASIL S.A.	Brazil	Foreign	FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS	Brazil	BRL	10,93%	Monthly	9	27	36	22	—	—	—	—	22
Foreign	ENEL X BRASIL	Brazil	Foreign	FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS	Brazil	BRL	12,42%	Monthly	15	46	61	38	—	—	—	—	38
Foreign	ENEL X BRASIL	Brazil	Foreign	VINICOLA DO VALE DO SÃO FRANCISCO	Brazil	EUR	9,31%	Monthly	15	2	17	3	4	4	4	371	386
Foreign	ENEL X BRASIL	Brazil	Foreign	BM LOGÍSTICA S.A.	Brazil	BRL	5,94%	Monthly	10	5	15	—	—	—	—	—	—
Foreign	ENEL X BRASIL	Brazil	Foreign	VINICOLA DO VALE DO SÃO FRANCISCO	Brazil	BRL	13,11%	Monthly	38	—	38	—	—	—	—	138	138
Foreign	ENEL X BRASIL	Brazil	Foreign	LM TRANSPORTES INTERESTADUAIS SERVIÇOS E COMÉRCIO S.A.	Brazil	BRL	6,23%	Monthly	—	—	—	3	3	—	—	2	8
Foreign	ENEL X BRASIL	Brazil	Foreign	LOCALIZA RENT A CAR	Brazil	BRL	7,41%	Monthly	—	—	—	—	—	—	—	6	6
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	INTER EMPRENDIMENTOS IMOBILIARIOS L	Brazil	BRL	4,76%	Monthly	4	11	15	6	—	—	—	—	6
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	GABRIELA DA SILVA BRAGA	Brazil	BRL	2,42%	Monthly	3	1	4	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	MAIANA DE FÁTIMA BEZERRA PINHEIRO	Brazil	BRL	2,42%	Monthly	4	1	5	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	SJ ADMINISTRAÇÃO DE IMÓVEIS	Brazil	BRL	9,67%	Monthly	1	—	1	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	VALTER FURTADO ADVOGADOS ASSOCIADOS	Brazil	BRL	7,41%	Monthly	2	6	8	9	2	—	—	—	11
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	CARLOS NILBERTO LIMA VENANCIO	Brazil	BRL	10,01%	Monthly	1	3	4	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE	Brazil	BRL	3,47%	Monthly	45	—	45	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS	Brazil	BRL	10,93%	Monthly	29	86	115	72	—	—	—	—	72
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	UNIMÓVEIS	Brazil	BRL	10,01%	Monthly	4	1	5	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	ELUÍSIO SOARES DA SILVA	Brazil	BRL	10,01%	Monthly	—	1	1	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	FRANCISCO FELIPE DE SOUSA	Brazil	BRL	8,01%	Monthly	1	2	3	3	3	3	2	—	11
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	F OLIVEIRA CORRETOR	Brazil	BRL	6,93%	Monthly	2	6	8	8	8	3	—	—	19
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	FRANCISCO DE ASSIS ROCHA RODRIGUES	Brazil	BRL	6,93%	Monthly	2	6	8	8	9	1	—	—	18
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	MADELINE CORDEIRO CAVALCANTE	Brazil	BRL	8,31%	Monthly	1	2	3	3	3	4	4	12	26
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	MARIA OTACIANA NOGUEIRA CASTRO	Brazil	BRL	5,83%	Monthly	1	3	4	2	—	—	—	—	2
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	MARIA DAS GRACAS TIMBO D MARTINS	Brazil	BRL	7,75%	Monthly	1	1	2	1	1	2	2	13	19
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	FRANCISCO CANUTO LINS	Brazil	BRL	12,51%	Monthly	1	3	4	4	4	5	6	11	30
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	LUIZA MARTINS CAVALCANTI	Brazil	BRL	6,48%	Monthly	1	2	3	2	—	—	—	—	2
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	S.M. ALVES MOURA-ME	Brazil	BRL	5,91%	Monthly	1	4	5	4	—	—	—	—	4
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	BERTRANS BERTOTTI TRANSPORTES DE CARGAS SECAS	Brazil	BRL	4,44%	Monthly	171	85	256	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	CLAUDIO SEBASTIÃO DE LIMA	Brazil	BRL	5,37%	Monthly	1	2	3	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	SOLI EMPREENDIMENTOS E CONSTRUÇÕES LTDA	Brazil	BRL	5,83%	Monthly	38	22	60	28	—	—	—	—	28
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	EXPEDITO ARAGÃO PONTES	Brazil	BRL	6,78%	Monthly	1	3	4	4	2	—	—	—	6
Foreign	Enel Cien S.A.	Brazil	Foreign	FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE	Brazil	BRL	4,66%	Monthly	13	—	13	—	—	—	—	—	—
Foreign	Enel Cien S.A.	Brazil	Foreign	FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS	Brazil	BRL	12,42%	Monthly	3	8	11	7	—	—	—	—	7
Foreign	Enel Cien S.A.	Brazil	Foreign	ELETROSUL CENTRAIS ELETRICAS S.A.	Brazil	BRL	6,50%	Monthly	11	5	16	4	—	—	—	—	4
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	VINÍCIUS ANJOS DE SOUZA	Brazil	BRL	8,55%	Monthly	6	15	21	22	24	26	28	30	130
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	MAURÍCIO MANHÃE DE LIMA	Brazil	BRL	5,30%	Monthly	10	24	34	—	—	—	—	—	—
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	MOACYR JOSÉ DA CRUZ	Brazil	BRL	5,34%	Monthly	24	16	40	—	—	—	—	—	—
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	PAULO ALBERTO SILVA DE ANDRADE	Brazil	BRL	10,01%	Monthly	4	13	17	4	—	—	—	—	4
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	JOSÉ CLAUDIO MACHADO	Brazil	BRL	9,89%	Monthly	1	3	4	2	—	—	—	—	2
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	OLIVER DA SILVA BARRETO	Brazil	BRL	9,67%	Monthly	1	—	1	—	—	—	—	—	—
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	MAURO JOSÉ RODRIGUES FELGA	Brazil	BRL	11,78%	Monthly	4	9	13	13	14	16	18	20	81
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE	Brazil	BRL	3,47%	Monthly	140	—	140	—	—	—	—	—	—
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS	Brazil	BRL	10,93%	Monthly	167	498	665	415	—	—	—	—	415
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	MARILENE DAFLON JAPOR TORRES	Brazil	BRL	4,76%	Monthly	2	7	9	3	—	—	—	—	3
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	FUNDO DE INVESTIMENTO IMOBILIÁRIO PATRIMONIAL III	Brazil	BRL	8,54%	Monthly	1,851	—	1,851	717	778	844	919	1,022	4,280
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	LIGIA RIBEIRO GARCIA DE REZENDE	Brazil	BRL	10,32%	Monthly	1	2	3	3	2	—	—	—	5
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	LUIZ ANTONIO SIQUEIRA GONÇALVES	Brazil	BRL	10,01%	Monthly	4	5	9	—	—	—	—	—	—
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	CONSÓRCIO GDA SERVIÇOS DE TRANSPOR	Brazil	BRL	8,97%	Monthly	7	—	7	—	—	—	—	—	—
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	JOSUÉ COUTO DE OLIVEIRA	Brazil	BRL	7,11%	Monthly	1	2	3	—	—	—	—	—	—
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	ALOYSIO DOS SANTOS ERTHAL	Brazil	BRL	7,30%	Monthly	1	1	2	2	2	1	—	—	5
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	MIGUEL GUERREIRO MARTINS	Brazil	BRL	6,30%	Monthly	1	4	5	1	—	—	—	—	1
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	NITERÓI EMPRESA DE LAZER E TURISMO S/A	Brazil	BRL	12,94%	Monthly	15	2	17	3	3	3	4	22	35
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	LEONARDO CAMPOS	Brazil	BRL	10,32%	Monthly	1	3	4	5	5	—	—	—	10
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	JOÃO LOPES MEZAVILLA JUNIOR	Brazil	BRL	9,44%	Monthly	10	3	13	4	4	5	5	11	29
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	ALICE ALT BITTENCOURT	Brazil	BRL	9,89%	Monthly	11	6	17	6	—	—	—	—	6
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	JOÃO COELHO DE ALENCAR	Brazil	BRL	9,44%	Monthly	4	9	13	12	14	15	16	37	94
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	ISIDRO DA SILVA FERREIRA	Brazil	BRL	10,88%	Monthly	1	3	4	4	4	5	6	17	36
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	JOSÉ MARTINS FILHO	Brazil	BRL	8,55%	Monthly	—	1	1	2	2	2	—	—	6
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	AGNOS COMÉRCIO DE PARAF. LTDA	Brazil	BRL	4,97%	Monthly	2	1	3	—	—	—	—	—	—
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	LUSIA GOMES JESUS	Brazil	BRL	4,66%	Monthly	1	—	1	—	—	—	—	—	—
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE	Brazil	BRL	4,66%	Monthly	113	—	113	—	—	—	—	—	—
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS	Brazil	BRL	5,73%	Monthly	27	81	108	65	—	—	—	—	65
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	ITA EMPRESA DE TRANSPORTES LTDA	Brazil	BRL	8,93%	Monthly	587	167	754	—	—	—	—	—	—
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	ITA EMPRESA DE TRANSPORTES LTDA	Brazil	BRL	5,81%	Monthly	102	—	102	—	—	—	—	—	—
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	RAMES ABRAHÃO BASÍLIO	Brazil	BRL	6,08%	Monthly	19	—	19	—	—	—	—	—	—
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	ANTÔNIO FRANCISCO DE MIRANDA	Brazil	BRL	9,10%	Monthly	1	2	3	4	4	2	—	—	10
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	ANTÔNIO SERGIO MACHADO	Brazil	BRL	8,86%	Monthly	1	2	3	2	3	1	—	—	6
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	SANT'ANA DINIZ & MOURA AGORPECUÁRIA LTDA.	Brazil	BRL	9,34%	Monthly	13	—	13	—	—	—	—	—	—
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	NERCI BERNARDO DA COSTA	Brazil	BRL	9,10%	Monthly	1	3	4	4	5	—	—	—	9
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	JOÃO FRANCISCO DOURADO	Brazil	BRL	11,25%	Monthly	1	3	4	4	4	—	—	—	8
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	FLÁVIO DE OLIVEIRA BRAGA	Brazil	BRL	8,01%	Monthly	1	5	6	7	8	8	—	—	23
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	EDIVALDO GODOI DA SILVA	Brazil	BRL	7,30%	Monthly	1	2	3	3	3	3	—	—	9
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	ADAIR DEODORO SILVA	Brazil	BRL	8,01%	Monthly	1	3	4	5	5	5	—	—	15
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	SELSSI GUEDES DOURADO	Brazil	BRL	9,84%	Monthly	1	2	3	3	3	3	1	—	10
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	ANA MARIA IANNACONI BORGES	Brazil	BRL	9,84%	Monthly	4	4	8	6	6	7	2	—	21
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	TEREZINHA DO CARMOS DE JESUS	Brazil	BRL	9,84%	Monthly	1	2	3	3	3	4	—	—	10
Foreign	Enel Generación Fortaleza	Brazil	Foreign	FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS	Brazil	BRL	12,42%	Monthly	11	34	45	29	—	—	—	—	29
Foreign	EDESUR	Argentina	Foreign	SOCIEDAD DE HECHO ENTRE DEL TORO LEONARDO Y DEL TORO DOMINGO	Argentina	ARS	0,62%	Monthly	—	78	78	45	—	—	—	—	45
Foreign	Enel Green Power Volta Grande	Brazil	Foreign	FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE	Brazil	BRL	6,50%	Monthly	1	1	2	—	—	—	—	—	—
Foreign	Enel Green Power Volta Grande	Brazil	Foreign	FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS	Brazil	BRL	7,67%	Monthly	1	2	3	11	1	—	—	—	12
94.271.000-3	Enel Américas S.A.	Chile	96.800.570-7	COMPAÑIA DE LEASING TATTERSALL S A.	Chile	UF	0,01%	Monthly	11	8	19	—	—	—	—	—	—
Total									17,959	33,536	51,495	27,969	12,935	9,573	9,726	30,867	91,070

21.1 Individualization of Lease Liabilities, continued

									December 31, 2019
									Current			Non-Current
Taxpayer			Taxpayer				Nominal Interest		Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
ID No.	Company	Country	ID No.	Company	Country	Currency	Rate		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Codensa	Colombia	Foreign	INVERSIONES Y CONSTRUCCIONES 79 SAS (PAGADOR ALTERNO: FIDUBOGOTÁ GE)	Colombia	COP	7.44%	Monthly	118	356	474	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	INVERSIONES Y CONSTRUCCIONES 79 SAS (PAGADOR ALTERNO: FIDUBOGOTÁ GE)	Colombia	COP	7.44%	Monthly	35	105	140	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	ANA MARIA RESTREPO PEREA (33,33%)	Colombia	COP	7.44%	Monthly	19	56	75	2	—	—	—	—	2
Foreign	Codensa	Colombia	Foreign	MARIA VICTORIA RESTREPO DE MARTINEZ (33,33%)	Colombia	COP	7.44%	Monthly	19	56	75	2	—	—	—	—	2
Foreign	Codensa	Colombia	Foreign	LONDONO DE ARENAS MARIA DEL PILAR (25%)	Colombia	COP	7.44%	Monthly	14	42	56	2	—	—	—	—	2
Foreign	Codensa	Colombia	Foreign	MARTINEZ ISAACS ROBERTO EDUARDO (8,34%)	Colombia	COP	7.44%	Monthly	5	14	19	1	—	—	—	—	1
Foreign	Codensa	Colombia	Foreign	PATRIMONIOS AUTONOMOS FIDUCIARIA BOGOTA	Colombia	COP	7.39%	Monthly	102	171	273	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	CASTRO OCHOA LUIS ANTONIO	Colombia	COP	7.71%	Monthly	15	60	75	62	49	—	—	—	111
Foreign	Codensa	Colombia	Foreign	SITUANDO LTDA	Colombia	COP	7.56%	Monthly	35	114	149	84	—	—	—	—	84
Foreign	Codensa	Colombia	Foreign	JULIO ALBERTO FLECHAS VEGA	Colombia	COP	7.44%	Monthly	7	21	28	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	PAEZ RUIZ Y ASOCIADOS LTDA	Colombia	COP	7.60%	Monthly	14	50	64	52	—	—	—	—	52
Foreign	Codensa	Colombia	Foreign	ACCI S.A.S	Colombia	COP	7.99%	Monthly	40	190	230	151	163	176	53	—	543
Foreign	Codensa	Colombia	Foreign	SITUANDO LTDA	Colombia	COP	7.40%	Monthly	31	62	93	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	CONSTRUCCIONES E INVERSIONES AMC S.A.	Colombia	COP	7.80%	Monthly	12	50	62	48	52	14	—	—	114
Foreign	Codensa	Colombia	Foreign	CANALES ANDRADE Y CIA SAS	Colombia	COP	7.57%	Monthly	25	83	108	68	—	—	—	—	68
Foreign	Codensa	Colombia	Foreign	MERCURIO CENTRO COMERCIAL	Colombia	COP	7.57%	Monthly	1	4	5	3	—	—	—	—	3
Foreign	Codensa	Colombia	Foreign	PATRIMONIOS AUTONOMOS FIDUCIARIA BOGOTA	Colombia	COP	7.93%	Monthly	112	510	622	431	465	502	—	—	1,398
Foreign	Codensa	Colombia	Foreign	MUNOZ HERMANOS FYN Y COMPANIA SAS	Colombia	COP	7.87%	Monthly	6	27	33	24	44	—	—	—	68
Foreign	Codensa	Colombia	Foreign	MUNOZ HERMANOS FYN Y COMPANIA SAS	Colombia	COP	7.87%	Monthly	6	26	32	23	42	—	—	—	65
Foreign	Codensa	Colombia	Foreign	CALDWELL MANAGEMENT SAS	Colombia	COP	7.56%	Monthly	52	175	227	142	—	—	—	—	142
Foreign	Codensa	Colombia	Foreign	INTERCONEXIÓN ELÉCTRICA S.A. E.S.P.	Colombia	COP	7.88%	Monthly	15	170	185	25	27	29	32	860	973
Foreign	Codensa	Colombia	Foreign	MINISTERIO DEFENSA NAL EJERCITO NAC	Colombia	COP	7.72%	Monthly	12	91	103	49	39	—	—	—	88
Foreign	Codensa	Colombia	Foreign	NEARDENTAL S.A.S	Colombia	COP	7.40%	Monthly	9	14	23	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	AMERICAS BUSINESS PROCESS SERVICES S.A	Colombia	COP	7.59%	Monthly	9	30	39	28	—	—	—	—	28
Foreign	Codensa	Colombia	Foreign	AMERICAS BUSINESS PROCESS SERVICES S.A	Colombia	COP	7.59%	Monthly	23	77	100	74	—	—	—	—	74
Foreign	Codensa	Colombia	Foreign	TRANSPORTES ESPECIALES FSG	Colombia	COP	7.10%	Monthly	6	17	23	23	3	—	—	—	26
Foreign	Codensa	Colombia	Foreign	EQUIRENT S.A.	Colombia	COP	9.52%	Monthly	11	19	30	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	MAREAUTO COLOMBIA SAS	Colombia	COP	12.09%	Monthly	223	672	895	92	—	—	—	—	92
Foreign	Codensa	Colombia	Foreign	TRANSPORTES ESPECIALES ALIADOS S.A.S	Colombia	COP	12.50%	Monthly	69	220	289	214	—	—	—	—	214
Foreign	Enel Distribución Perú S.A.	Peru	Foreign	BANCO INTERBANK	Peru	PEN	6.24%	Quarterly	642	1,954	2,596	2,692	2,857	—	—	—	5,549
Foreign	Enel Distribución Perú S.A.	Peru	Foreign	BANCO INTERBANK	Peru	PEN	5.54%	Quarterly	103	308	411	431	339	116	—	—	886
Foreign	Enel Distribución Perú S.A.	Peru	Foreign	BANCO CONTINENTAL	Peru	PEN	4.37%	Quarterly	—	4,932	4,932	6,801	7,085	3,650	—	—	17,536
Foreign	Enel Distribución Perú S.A.	Peru	Foreign	BUILDINGINMUEBLES PANAMERICANA S.A.	Peru	US$	5.19%	Monthly	51	156	207	217	228	240	252	87	1,024
Foreign	Enel Distribución Perú S.A.	Peru	Foreign	BUILDINGMZ-INMOBILIARIA & DESARROLLADORA S.A.	Peru	US$	4.65%	Monthly	10	29	39	10	—	—	—	—	10
Foreign	Enel Distribución Perú S.A.	Peru	Foreign	RENTAEQUIPOS LEASING PERU S.A.	Peru	US$	4.35%	Monthly	16	26	42	—	—	—	—	—	—
Foreign	Enel Distribución Perú S.A.	Peru	Foreign	RENTAEQUIPOS LEASING PERU S.A.	Peru	US$	4.35%	Monthly	7	4	11	—	—	—	—	—	—
Foreign	Enel Distribución Perú S.A.	Peru	Foreign	FM EDIFICACIONES	Peru	US$	5.05%	Monthly	4	11	15	16	16	10	—	—	42
Foreign	Enel Distribución Perú S.A.	Peru	Foreign	RENTAEQUIPOS LEASING PERU S.A.	Peru	US$	4.70%	Monthly	31	87	118	129	97	—	—	—	226
Foreign	Enel Generación Piura S.A.	Peru	Foreign	BANCO DE CREDITO DEL PERU	Peru	US$	5.68%	Quarterly	1,981	18,315	20,296	—	—	—	—	—	—
Foreign	Enel Generación Piura S.A.	Peru	Foreign	BANCO DE CREDITO DEL PERU	Peru	PEN	5.58%	Quarterly	687	6,354	7,041	—	—	—	—	—	—
Foreign	Enel Generación Piura S.A.	Peru	Foreign	SCOTIABANK PERU	Peru	US$	3.70%	Quarterly	2,427	7,181	9,608	9,574	2,394	—	—	—	11,968
Foreign	Enel Generación Piura S.A.	Peru	Foreign	BANCO DE CREDITO DEL PERU	Peru	US$	3.63%	Quarterly	607	1,840	2,447	1,252	—	—	—	—	1,252
Foreign	Enel Generación Piura S.A.	Peru	Foreign	RENTING SAC	Peru	PEN	7.57%	Monthly	9	26	35	21	—	—	—	—	21
Foreign	Enel Generación Piura S.A.	Peru	Foreign	BBVA CONTINENTAL	Peru	US$	2.84%	Quarterly	1	—	1	556	568	—	—	—	1,124
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	EQUIRENT S.A.	Colombia	COP	11.02%	Monthly	5	10	15	—	—	—	—	—	—
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	MAREAUTO COLOMBIA S.A.S	Colombia	COP	11.02%	Monthly	19	44	63	15	—	—	—	—	15
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	JAIRO ALBERTO BAQUERO PRADA	Colombia	COP	7.00%	Monthly	10	22	32	25	—	—	—	—	25
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	PATRIMONIOS AUTONOMOS FIDUCIARIA BOGOTA	Colombia	COP	8.00%	Monthly	52	162	214	230	249	268	118	—	865
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	CALDWELL MANAGEMENT SAS	Colombia	COP	8.00%	Monthly	53	154	207	163	—	—	—	—	163
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	GESTIÓN INMOBILIARIA MIC S.A.S	Colombia	COP	7.00%	Monthly	3	8	11	2	—	—	—	—	2
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	COMPAÑÍA NAVIERA DEL GUAVIO LTDA.	Colombia	COP	7.00%	Monthly	57	19	76	—	—	—	—	—	—
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	TRANSPORTES ESPECIALES FSG	Colombia	COP	7.00%	Monthly	198	614	812	870	75	—	—	—	945
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	AVIS MAREAUTO COLOMBIA S.A.S	Colombia	COP	13.00%	Monthly	5	15	20	23	2	—	—	—	25
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	AVIS MAREAUTO COLOMBIA S.A.S	Colombia	COP	13.00%	Monthly	3	3	6	—	—	—	—	—	—
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	NEARDENTAL S.A.S	Colombia	COP	7.00%	Monthly	12	9	21	—	—	—	—	—	—
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	CASTELLO BRANCO OFFICE PARK - FUNDO DE INVESTIMENTO IMOBILIÁRIO (50%) / CSHG REAL ESTATE - FUNDO DE INVESTIMENTO IMOBILIÁRIO (50%)	Brazil	BRL	10.55%	Monthly	777	1,216	1,993	1,768	1,955	2,162	2,390	5,819	14,094
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	MICHEL ESPER SAAD JUNIOR / SELMA MICHEL SAAD / DORA SAAD	Brazil	BRL	10.32%	Monthly	81	154	235	224	247	133	—	—	604
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	SIFONT - COMÉRCIO DE PRODUTOS ADESIVOS LTDA - PPE / DAISAN CONSULTORIA E NEGÓCIOS IMOBILIÁRIOS LTDA	Brazil	BRL	10.10%	Monthly	25	42	67	62	68	75	82	115	402
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	GABRIEL CHUCAIR / SANDRA REGINA MARQUES PEREIRA CHUCAIR / EDUARDO CHUCAIR / MAURÍCIO CHUCAIR	Brazil	BRL	9.35%	Monthly	50	104	154	—	—	—	—	—	—
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	JOAQUIM VICENTE MARTINS / MARIA FERNANDA DOS SANTOS MARTINS	Brazil	BRL	4.01%	Monthly	26	—	26	—	—	—	—	—	—
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	DINARTEK ADMINISTRAÇÃO E PARTICIPAÇÃO	Brazil	BRL	7.11%	Monthly	21	45	66	64	—	—	—	—	64
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	LUIZ ROBERTO GIL CONSULTORIA	Brazil	BRL	9.35%	Monthly	9	17	26	—	—	—	—	—	—
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	RECOLOR MERCANTIL LTDA	Brazil	BRL	9.89%	Monthly	22	40	62	58	31	—	—	—	89
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	FADL IBRAHIM MADJOUB / WADAD ABDUL MANDJOUB	Brazil	BRL	4.01%	Monthly	10	—	10	—	—	—	—	—	—
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	ROGERIO PEREIRA DA SILVA / SIMONE DA SILVA	Brazil	BRL	4.01%	Monthly	5	—	5	—	—	—	—	—	—
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	CONSTRUTORA AVILA DE AZEVEDO EIRELI	Brazil	BRL	9.89%	Monthly	3	7	10	10	6	—	—	—	16
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	FABIO HIROYUKI OGAWA / MÔNICA HITOMI KONDO	Brazil	BRL	9.34%	Monthly	2	5	7	4	—	—	—	—	4
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	FRANCISCO PERINE	Brazil	BRL	9.35%	Monthly	2	3	5	—	—	—	—	—	—
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	SERGIO PEREIRA LEITE	Brazil	BRL	9.34%	Monthly	4	9	13	7	—	—	—	—	7
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	JOSÉ CARLOS RIBEIRO / ANA CLÁUDIA LAPORTE RIBEIRO	Brazil	BRL	9.35%	Monthly	2	2	4	—	—	—	—	—	—
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	M.O. INCORPORAÇÕES & PARTICIPAÇÕES LTDA.	Brazil	BRL	9.89%	Monthly	1	3	4	4	3	—	—	—	7
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	EMILIANA RIBEIRO / SUZANA APARECIDA RIBEIRO / VICTOR JESUS RIBEIRO / JOSEPH AUGUSTO RIBEIRO	Brazil	BRL	9.34%	Monthly	3	6	9	5	—	—	—	—	5
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	LOURIVAL ASSUNÇÃO DE ABREU	Brazil	BRL	9.89%	Monthly	2	5	7	7	5	—	—	—	12
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	DHL LOGISTICS LTDA	Brazil	BRL	10.32%	Monthly	104	214	318	311	343	313	—	—	967
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	JSL LOCAÇÕES LTDA	Brazil	BRL	8.97%	Monthly	13	9	22	—	—	—	—	—	—
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	CSC COMPUTER SCIENCES BRASIL S.A.	Brazil	BRL	8.97%	Monthly	157	432	589	—	—	—	—	—	—
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	DIRCE GONÇALVES GOMES	Brazil	BRL	11.25%	Monthly	11	18	29	26	29	32	20	—	107
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	FRANCISCO FREXOSO SALAZAR	Brazil	BRL	11.25%	Monthly	6	11	17	17	19	21	13	—	70
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	DARCIO ANTONIO LEARDINI / RITA DE CASSIA PONTIERI LEARDINI / VINICIUS LEARDINI / PATRICIA LEARDINI SOUZA / MURILO LEARDINI	Brazil	BRL	11.25%	Monthly	6	12	18	18	20	22	12	—	72
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	JOSÉ HENRIQUE DOS SANTOS SOUSA / JOSÉ ANTUNES GOMES DE SOUSA	Brazil	BRL	8.43%	Monthly	1	3	4	4	5	5	2	—	16
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	MARIA ANGELA RODRIGUES LODO MOTA	Brazil	BRL	11.25%	Monthly	1	2	3	3	3	3	2	—	11
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	HONÓRIO PEREIRA DOMINGUES	Brazil	BRL	11.25%	Monthly	1	2	3	3	3	4	2	—	12
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	EDNEIA DE SOUZA SOARES	Brazil	BRL	8.43%	Monthly	1	2	3	3	4	4	1	—	12
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	MADALENA OLIVEIRA DA SILVA / RENAN OLIVEIRA SILVA / SULIVAN OLIVEIRA SILVA	Brazil	BRL	11.25%	Monthly	1	2	3	3	4	4	2	—	13
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	ADAQUIR PRISCO	Brazil	BRL	11.25%	Monthly	2	4	6	5	6	6	3	—	20
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	NEWTON PEREIRA DA SILVA	Brazil	BRL	8.43%	Monthly	2	5	7	7	8	8	3	—	26
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	DALMAS PARTICIPAÇÕES LTDA.	Brazil	BRL	11.25%	Monthly	5	9	14	13	14	16	10	—	53
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	ACG PROJETOS & DECORAÇÕES LTDA	Brazil	BRL	11.25%	Monthly	4	7	11	10	11	12	9	—	42
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	ADA MARIA VASONE / OLGA MARIA VASONE DE CASTRO CONDE / PATRICIA MARIA VASONE SPINGOLA / ARMANDO VASONE FILHO	Brazil	BRL	8.43%	Monthly	10	20	30	29	31	34	3	—	97
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	FUNDAÇÃO PADRE ANCHIETA - CENTRO PAULISTA DE RÁDIO TV EDUCATIVAS	Brazil	BRL	10.32%	Monthly	71	137	208	199	220	200	—	—	619
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	RUJO CONSTRUÇÕES E EMPREENDIMENTOS IMOBILIÁRIOS LTDA	Brazil	BRL	11.25%	Monthly	13	20	33	30	33	37	20	—	120
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	TIVIT TERCEIRIZAÇÃO DE PROCESSOS, SERVIÇOS E TECNOLOGIA S.A.	Brazil	BRL	8.93%	Monthly	1,216	2,728	3,944	630	—	—	—	—	630
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE	Brazil	BRL	9.35%	Monthly	33	157	190	—	—	—	—	—	—
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS	Brazil	BRL	9.89%	Monthly	98	338	436	489	308	—	—	—	797
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	ARVAL BRASIL LTDA.	Brazil	BRL	4.65%	Monthly	647	—	647	—	—	—	—	—	—
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	JSL S.A.	Brazil	BRL	9.45%	Monthly	1,310	1,423	2,733	2,054	2,248	2,461	2,693	6,173	15,629
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	JSL S.A.	Brazil	BRL	9.45%	Monthly	408	458	866	660	723	791	866	1,716	4,756
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	JSL S.A.	Brazil	BRL	4.65%	Monthly	33	31	64	—	—	—	—	—	—
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	JSL S.A.	Brazil	BRL	9.45%	Monthly	52	55	107	79	87	95	104	260	625
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	MAESTRO LOCADORA DE VEÍCULOS S.A.	Brazil	BRL	7.28%	Monthly	383	497	880	705	756	399	—	—	1,860
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	VAMOS LOCAÇÃO DE CAMINHÕES, MÁQUINAS E EQUIPAMENTOS LTDA	Brazil	BRL	7.28%	Monthly	421	757	1,178	1,073	1,151	402	—	—	2,626
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	DHL LOGISTICS LTDA	Brazil	BRL	13.39%	Monthly	78	390	468	372	422	254	—	—	1,048
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	AGASUS S.A.	Brazil	BRL	6.57%	Monthly	353	1,475	1,828	1,540	671	—	—	—	2,211
Foreign	Enel Generación Perú S.A.	Peru	Foreign	BBVA	Peru	US$	3.38%	Quarterly	—	1,269	1,269	3,873	—	—	—	—	3,873
Foreign	Enel Generación Perú S.A.	Peru	Foreign	RENTAEQUIPOS LEASING PERU S.A.	Peru	US$	4.12%	Monthly	10	18	28	—	—	—	—	—	—
Foreign	Enel Generación Perú S.A.	Peru	Foreign	RENTAEQUIPOS LEASING PERU S.A.	Peru	US$	4.12%	Monthly	3	9	12	6	—	—	—	—	6
Foreign	Enel Generación Perú S.A.	Peru	Foreign	RENTAEQUIPOS LEASING PERU S.A.	Peru	US$	4.31%	Monthly	2	4	6	—	—	—	—	—	—
Foreign	Enel Generación Perú S.A.	Peru	Foreign	RENTAEQUIPOS LEASING PERU S.A.	Peru	US$	4.11%	Monthly	2	1	3	—	—	—	—	—	—
Foreign	Enel Generación Perú S.A.	Peru	Foreign	RENTAEQUIPOS LEASING PERU S.A.	Peru	US$	4.11%	Monthly	4	8	12	—	—	—	—	—	—
Foreign	Enel Generación Perú S.A.	Peru	Foreign	ELIAS MARCELO LAOS HUAMAN	Peru	US$	2.23%	Quarterly	6	19	25	22	—	—	—	—	22
Foreign	Enel Generación Perú S.A.	Peru	Foreign	FM EDIFICACIONES	Peru	US$	4.83%	Monthly	3	10	13	5	5	3	—	—	13
Foreign	Enel Generación Perú S.A.	Peru	Foreign	RENTING S.A.C.	Peru	PEN	5.45%	Monthly	2	7	9	7	—	—	—	—	7
Foreign	Enel Generación Perú S.A.	Peru	Foreign	RENTAEQUIPOS LEASING PERU S.A.	Peru	US$	4.51%	Monthly	8	23	31	34	25	—	—	—	59
Foreign	EGP Cachoeira Dourada S.A.	Brazil	Foreign	FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE	Brazil	BRL	6.04%	Monthly	1	3	4	—	—	—	—	—	—
Foreign	EGP Cachoeira Dourada S.A.	Brazil	Foreign	FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS	Brazil	BRL	6.30%	Monthly	12	8	20	11	7	—	—	—	18
Foreign	ENEL BRASIL S.A.	Brazil	Foreign	FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE	Brazil	BRL	6.04%	Monthly	10	23	33	—	—	—	—	—	—
Foreign	ENEL BRASIL S.A.	Brazil	Foreign	FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS	Brazil	BRL	6.30%	Monthly	79	55	134	77	47	—	—	—	124
Foreign	ENEL BRASIL S.A.	Brazil	Foreign	EL CORTE INGLES	Spain	EUR	0.10%	Monthly	5	—	5	—	—	—	—	—	—
Foreign	ENEL BRASIL S.A.	Brazil	Foreign	COLUNA IMOBILIÁRIA LTDA	Brazil	BRL	9.35%	Monthly	87	6	93	—	—	—	—	—	—
Foreign	ENEL X BRASIL	Brazil	Foreign	FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS	Brazil	BRL	6.30%	Monthly	10	22	32	31	19	—	—	—	50
Foreign	ENEL X BRASIL	Brazil	Foreign	PAULO ANDRADE DE SOUZA PINTO FILHO	Brazil	BRL	6.08%	Monthly	13	30	43	—	—	—	—	—	—
Foreign	ENEL X BRASIL	Brazil	Foreign	BM LOGÍSTICA S.A.	Brazil	BRL	5.94%	Monthly	13	29	42	17	—	—	—	—	17
Foreign	ENEL X BRASIL	Brazil	Foreign	VINICOLA DO VALE DO SÃO FRANCISCO	Brazil	BRL	13.11%	Monthly	23	—	23	—	—	—	—	178	178
Foreign	ENEL X BRASIL	Brazil	Foreign	PMINAS BRASIL CONSTRUÇÃO CIVIL E SE	Brazil	BRL	8.97%	Monthly	26	—	26	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	INTER EMPRENDIMENTOS IMOBILIARIOS L	Brazil	BRL	7.11%	Monthly	9	13	22	18	8	—	—	—	26
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	VALDERLI LIMA CARDOSO	Brazil	BRL	4.77%	Monthly	2	1	3	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	GABRIELA DA SILVA BRAGA	Brazil	BRL	5.57%	Monthly	6	1	7	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	MAIANA DE FÁTIMA BEZERRA PINHEIRO	Brazil	BRL	6.04%	Monthly	10	15	25	7	—	—	—	—	7
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	SJ ADMINISTRAÇÃO DE IMÓVEIS	Brazil	BRL	4.01%	Monthly	4	—	4	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	VALTER FURTADO ADVOGADOS ASSOCIADOS	Brazil	BRL	4.01%	Monthly	5	—	5	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	CARLOS NILBERTO LIMA VENANCIO	Brazil	BRL	7.11%	Monthly	3	4	7	5	—	—	—	—	5
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	EXPEDITO FILHO XIMENES CARNEIRO	Brazil	BRL	6.08%	Monthly	7	9	16	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE	Brazil	BRL	6.08%	Monthly	168	510	678	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS	Brazil	BRL	6.30%	Monthly	198	179	377	250	153	—	—	—	403
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	UNIMÓVEIS	Brazil	BRL	9.34%	Monthly	2	2	4	2	—	—	—	—	2
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	ELUÍSIO SOARES DA SILVA	Brazil	BRL	7.11%	Monthly	1	2	3	2	—	—	—	—	2
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	FUNTELC - FUND. TELEDUCAÇÃO - CE	Brazil	BRL	6.08%	Monthly	21	7	28	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	TELEVISAO VERDES MARES LTDA	Brazil	BRL	4.01%	Monthly	9	1	10	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	LOK MOTORS	Brazil	BRL	8.97%	Monthly	71	68	139	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE	Brazil	BRL	6.08%	Monthly	11	33	44	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE	Brazil	BRL	6.08%	Monthly	5	17	22	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE	Brazil	BRL	6.08%	Monthly	29	89	118	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE	Brazil	BRL	6.08%	Monthly	8	26	34	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE	Brazil	BRL	6.08%	Monthly	9	28	37	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE	Brazil	BRL	6.08%	Monthly	4	13	17	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE	Brazil	BRL	6.08%	Monthly	3	9	12	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE	Brazil	BRL	6.08%	Monthly	37	8	45	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	FRANCISCO FELIPE DE SOUSA	Brazil	BRL	8.01%	Monthly	2	2	4	3	4	4	4	3	18
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	F OLIVEIRA CORRETOR	Brazil	BRL	8.36%	Monthly	5	6	11	8	9	10	11	4	42
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	FRANCISCO DE ASSIS ROCHA RODRIGUES	Brazil	BRL	8.43%	Monthly	5	7	12	10	10	11	1	—	32
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	MADELINE CORDEIRO CAVALCANTE	Brazil	BRL	12.71%	Monthly	2	1	3	2	2	2	3	13	22
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	MARIA OTACIANA NOGUEIRA CASTRO	Brazil	BRL	8.01%	Monthly	2	2	4	4	4	4	4	3	19
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	MARIA DAS GRACAS TIMBO D MARTINS	Brazil	BRL	9.56%	Monthly	1	1	2	1	1	2	2	18	24
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	FRANCISCO CANUTO LINS	Brazil	BRL	12.51%	Monthly	4	3	7	5	5	6	6	22	44
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	PRIME PLUS LOCACAO VEICULOS E TRANS	Brazil	BRL	8.97%	Monthly	48	8	56	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	LUIZA MARTINS CAVALCANTI	Brazil	BRL	6.30%	Monthly	2	2	4	3	2	—	—	—	5
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	S.M. ALVES MOURA-ME	Brazil	BRL	6.30%	Monthly	3	5	8	6	4	—	—	—	10
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	BERTRANS BERTOTTI TRANSPORTES DE CARGAS SECAS	Brazil	BRL	9.89%	Monthly	70	98	168	142	—	—	—	—	142
Foreign	Enel Cien S.A.	Brazil	Foreign	FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE	Brazil	BRL	6.08%	Monthly	2	8	10	—	—	—	—	—	—
Foreign	Enel Cien S.A.	Brazil	Foreign	FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS	Brazil	BRL	6.30%	Monthly	22	18	40	25	15	—	—	—	40
Foreign	Enel Cien S.A.	Brazil	Foreign	ELETROSUL CENTRAIS ELETRICAS S.A.	Brazil	BRL	5.81%	Monthly	5	8	13	—	—	—	—	—	—
Foreign	Enel Cien S.A.	Brazil	Foreign	ELETROSUL CENTRAIS ELETRICAS S.A.	Brazil	BRL	6.50%	Monthly	4	6	10	8	5	—	—	—	13
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	VINÍCIUS ANJOS DE SOUZA	Brazil	BRL	10.55%	Monthly	10	15	25	23	25	28	30	71	177
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	MAURÍCIO MANHÃE DE LIMA	Brazil	BRL	7.11%	Monthly	13	28	41	40	—	—	—	—	40
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	MOACYR JOSÉ DA CRUZ	Brazil	BRL	5.34%	Monthly	30	91	121	52	—	—	—	—	52
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	LEIDIMAR BELIENY DE CASTRO ANDRADE	Brazil	BRL	5.57%	Monthly	7	—	7	—	—	—	—	—	—
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	JOSÉ CLAUDIO MACHADO	Brazil	BRL	9.89%	Monthly	2	3	5	4	3	—	—	—	7
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	OLIVER DA SILVA BARRETO	Brazil	BRL	5.57%	Monthly	3	—	3	—	—	—	—	—	—
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	MOACYR JOSÉ DA CRUZ	Brazil	BRL	6.08%	Monthly	40	33	73	—	—	—	—	—	—
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	MAURO JOSÉ RODRIGUES FELGA	Brazil	BRL	10.55%	Monthly	8	10	18	15	16	18	20	46	115
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE	Brazil	BRL	6.04%	Monthly	24	74	98	—	—	—	—	—	—
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS	Brazil	BRL	6.30%	Monthly	265	550	815	773	473	—	—	—	1,246
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	MARILENE DAFLON JAPOR TORRES	Brazil	BRL	9.89%	Monthly	4	7	11	10	4	—	—	—	14
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	FUNDO DE INVESTIMENTO IMOBILIÁRIO PATRIMONIAL III	Brazil	BRL	8.54%	Monthly	1,399	—	1,399	853	925	1,005	1,090	2,507	6,380
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	LIGIA RIBEIRO GARCIA DE REZENDE	Brazil	BRL	10.32%	Monthly	2	2	4	3	4	3	—	—	10
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	OSWALDO CARDOSO LIMA	Brazil	BRL	5.34%	Monthly	9	18	27	—	—	—	—	—	—
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	LUIZ ANTONIO SIQUEIRA GONÇALVES	Brazil	BRL	7.11%	Monthly	3	6	9	8	—	—	—	—	8
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	CONSÓRCIO GDA SERVIÇOS DE TRANSPOR	Brazil	BRL	8.97%	Monthly	184	217	401	—	—	—	—	—	—
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	JOSUÉ COUTO DE OLIVEIRA	Brazil	BRL	7.11%	Monthly	1	2	3	3	1	—	—	—	4
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	ALOYSIO DOS SANTOS ERTHAL	Brazil	BRL	7.30%	Monthly	1	2	3	2	2	3	1	—	8
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	MIGUEL GUERREIRO MARTINS	Brazil	BRL	6.30%	Monthly	3	5	8	7	2	—	—	—	9
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	LOACIR ANTONIO DE CARVALHO	Brazil	BRL	4.01%	Monthly	2	—	2	—	—	—	—	—	—
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	ANTONIO EDUARDO SARKIS	Brazil	BRL	6.08%	Monthly	8	8	16	—	—	—	—	—	—
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	NITERÓI EMPRESA DE LAZER E TURISMO S/A	Brazil	BRL	12.94%	Monthly	2	2	4	3	4	4	5	34	50
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	LEONARDO CAMPOS	Brazil	BRL	10.32%	Monthly	3	4	7	5	6	6	—	—	17
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	JOÃO LOPES MEZAVILLA JUNIOR	Brazil	BRL	12.51%	Monthly	9	3	12	5	5	6	7	26	49
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	ALICE ALT BITTENCOURT	Brazil	BRL	9.89%	Monthly	6	7	13	10	7	—	—	—	17
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	FUNDAÇÃO CERJ DE SEGURIDADE SOCIAL - BRASILETROS	Brazil	BRL	5.57%	Monthly	19	—	19	—	—	—	—	—	—
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	JOÃO COELHO DE ALENCAR	Brazil	BRL	12.51%	Monthly	11	11	22	17	19	21	24	90	171
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	ISIDRO DA SILVA FERREIRA	Brazil	BRL	10.88%	Monthly	1	3	4	5	5	6	6	30	52
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	AGNOS COMÉRCIO DE PARAF. LTDA	Brazil	BRL	9.34%	Monthly	4	5	9	2	—	—	—	—	2
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	LUSIA GOMES JESUS	Brazil	BRL	9.34%	Monthly	2	4	6	1	—	—	—	—	1
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	MARY CELMA ALVES DE ASSIS	Brazil	BRL	4.01%	Monthly	3	1	4	—	—	—	—	—	—
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	JOSÉ FERNANDES DE CASTRO	Brazil	BRL	9.34%	Monthly	1	1	2	—	—	—	—	—	—
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	EULER ANTÔNIO DE ARAÚJO	Brazil	BRL	9.35%	Monthly	1	1	2	—	—	—	—	—	—
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	ANA DA MOTA YESÃO GONÇALVES	Brazil	BRL	9.35%	Monthly	4	3	7	—	—	—	—	—	—
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE	Brazil	BRL	6.08%	Monthly	22	68	90	—	—	—	—	—	—
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS	Brazil	BRL	6.30%	Monthly	194	159	353	224	137	—	—	—	361
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	ITA EMPRESA DE TRANSPORTES LTDA	Brazil	BRL	8.93%	Monthly	821	1,835	2,656	853	—	—	—	—	853
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	ITA EMPRESA DE TRANSPORTES LTDA	Brazil	BRL	5.81%	Monthly	17	45	62	—	—	—	—	—	—
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	RAMES ABRAHÃO BASÍLIO	Brazil	BRL	6.08%	Monthly	31	15	46	—	—	—	—	—	—
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	ANTÔNIO FRANCISCO DE MIRANDA	Brazil	BRL	9.35%	Monthly	3	1	4	—	—	—	—	—	—
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	HEBERT CHAVES DE SOUZA	Brazil	BRL	9.35%	Monthly	4	3	7	—	—	—	—	—	—
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	ISABELLA FERNANDES/LETÍCIA FERNANDES	Brazil	BRL	6.04%	Monthly	3	3	6	—	—	—	—	—	—
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	MARA LILIAM DE OLIVEIRA	Brazil	BRL	9.35%	Monthly	2	1	3	—	—	—	—	—	—
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	SILVIO LUCIANO SAG GIN	Brazil	BRL	9.35%	Monthly	4	3	7	—	—	—	—	—	—
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	VILMA ALVES PIM	Brazil	BRL	9.35%	Monthly	6	4	10	—	—	—	—	—	—
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	ANTÔNIO SERGIO MACHADO	Brazil	BRL	9.35%	Monthly	1	—	1	—	—	—	—	—	—
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	SANT'ANA DINIZ & MOURA AGORPECUÁRIA LTDA.	Brazil	BRL	9.34%	Monthly	30	47	77	16	—	—	—	—	16
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	JOÃO FRANCISCO DOURADO	Brazil	BRL	11.25%	Monthly	2	3	5	4	5	5	—	—	14
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	NERCI BERNARDO DA COSTA	Brazil	BRL	11.25%	Monthly	2	3	5	5	5	6	1	—	17
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	FLÁVIO DE OLIVEIRA BRAGA	Brazil	BRL	8.01%	Monthly	4	5	9	8	9	10	11	—	38
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	DANÚBIA DE FREITAS QUEIROZ	Brazil	BRL	5.34%	Monthly	2	3	5	—	—	—	—	—	—
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	ADAIR DEODORO SILVA	Brazil	BRL	8.01%	Monthly	3	4	7	6	6	7	6	—	25
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	EDIVALDO GODOI DA SILVA	Brazil	BRL	7.30%	Monthly	1	2	3	3	4	4	3	—	14
Foreign	Enel Generación Fortaleza	Brazil	Foreign	FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE	Brazil	BRL	6.04%	Monthly	1	3	4	—	—	—	—	—	—
Foreign	Enel Generación Fortaleza	Brazil	Foreign	FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS	Brazil	BRL	6.30%	Monthly	11	7	18	10	6	—	—	—	16
Foreign	EDESUR	Argentina	Foreign	SOCIEDAD DE HECHO ENTRE DEL TORO LEONARDO Y DEL TORO DOMINGO	Argentina	ARS	0.62%	Monthly	—	7	7	7	—	—	—	—	7
Foreign	Enel Green Power Volta Grande	Brazil	Foreign	FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE	Brazil	BRL	6.50%	Monthly	1	2	3	3	—	—	—	—	3
Foreign	Enel Green Power Volta Grande	Brazil	Foreign	FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS	Brazil	BRL	7.67%	Monthly	3	5	8	14	15	1	—	—	30
94.271.000-3	Enel Américas S.A.	Chile	96.800.570-7	COMPAÑIA DE LEASING TATTERSALL S A.	Chile	UF	0.01%	Monthly	2	9	11	8	—	—	—	—	8
Total									18,896	62,748	81,644	42,709	26,241	13,673	7,927	18,075	108,625

Undiscounted debt cash flow
Disclosure of maturity analysis of operating lease payments [line items]
Summary of estimates of undiscounted cash flows by type of financial debt

			Current			Non-Current
			Maturity			Maturity
Country	Currency	Nominal Interest Rate	One to three months	Three to twelve months	Total Current 12/31/2020	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current 12/31/2020
			ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Argentina	ARS	0.62%	25	75	100	22	29	14	-	-	65
Peru	US$	3.29%	7,031	13,852	20,883	6,804	2,634	2,541	2,494	11,431	25,904
Peru	PEN	4.69%	2,787	8,399	11,186	11,328	2,383	264	88	-	14,063
Colombia	COP	8.00%	1,836	3,984	5,820	2,644	2,254	2,016	1,836	14,460	23,210
Brazil	BRL	7.75%	7,332	15,333	22,665	14,310	11,040	8,874	8,194	7,278	49,696
Brazil	BRL	9.31%	29	86	115	56	56	56	56	1,794	2,018
Chile	UF	0.01%	10	10	20	-	-	-	-	-	-

Total			19,050	41,739	60,789	35,164	18,396	13,765	12,668	34,963	114,956

			Current			Non-Current
			Maturity			Maturity
Country	Currency	Nominal Interest Rate	One to three months	Three to twelve months	Total Current 12/31/2019	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current 12/31/2019
			ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Argentina	ARS	0.62%	4	10	14	8	-	-	-	-	8
Peru	US$	3.97%	5,688	29,899	35,587	16,035	3,178	13	-	-	19,226
Peru	PEN	5.10%	1,947	14,777	16,724	11,068	10,927	4,057	264	88	26,404
Colombia	COP	8.26%	1,819	4,866	6,685	3,215	1,384	1,056	550	1,084	7,289
Brazil	BRL	8.01%	12,973	24,711	37,684	23,324	18,660	14,356	11,592	17,770	85,702
Chile	UF	0.01%	3	8	11	8	-	-	-	-	8

Total			22,434	74,271	96,705	53,658	34,149	19,482	12,406	18,942	138,637